Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The North Carolina Capital Management Trust
Entity Central Index Key	0000702149
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
North Carolina Capital Management Trust - Government Portfolio
Shareholder Report [Line Items]
Fund Name	Government Portfolio
Class Name	Government Portfolio
Trading Symbol	NCCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Government Portfolio for the period July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-222-3232.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-222-3232
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Government Portfolio	$ 14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Net Assets	$ 20,603,345,239
Holdings Count | shares	289
Advisory Fees Paid, Amount	$ 40,152,360
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
KEY FACTS
Fund Size	$20,603,345,239
Number of Holdings	289
Total Advisory Fee	$40,152,360

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 42.7 8-30 29.9 31-60 11.7 61-90 5.9 91-180 8.0 >180 2.5 U.S. Treasury Obligations 65.6 U.S. Government Agency - Debt 31.2 Repurchase Agreements 3.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (0.7)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-222-3232 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-222-3232 .
Updated Prospectus Phone Number	1-800-222-3232
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec